Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / oz ZAR / kg	Dec. 31, 2014 $ / oz ZAR / kg
Goodwill [Line Items]
Impairment to the goodwill | $	$ 0
Life of mine (in years)	81 years	72 years
Nominal discount rate	14.50%	13.00%
Fair value for resource with infrastructure	69.0	63.7
South Africa Rand
Goodwill [Line Items]
Long-term gold price | ZAR / kg	500,000	420,000
U.S. Dollar
Goodwill [Line Items]
Long-term gold price	1,300	1,300